Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Schedule of intangible assets

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Cost
At 1 January 2022	66,590	2,611	1,432	70,633
Additions through business combinations (Note 27)	–	46	–	46
Additions – separately acquired	2,051	12	105	2,168
Disposals	(57)	(105)	(36)	(198)
Exchange and other adjustments	(1,799)	(122)	(106)	(2,027)
At 31 December 2022	66,785	2,442	1,395	70,622
Additions through business combinations (Note 27)	65	35	–	100
Additions – separately acquired	2,530	200	170	2,900
Disposals	(669)	–	(14)	(683)
Exchange and other adjustments	496	30	24	550
At 31 December 2023	69,207	2,707	1,575	73,489
Additions through business combinations (Note 27)	2,308	56	–	2,364
Additions – separately acquired	2,226	150	290	2,666
Disposals	(294)	–	(285)	(579)
Exchange and other adjustments	(964)	(13)	(50)	(1,027)
At 31 December 2024	72,483	2,900	1,530	76,913
Amortisation and impairment losses
At 1 January 2022	25,276	1,863	1,002	28,141
Amortisation for year	3,899	181	76	4,156
Impairment charges	236	82	–	318
Impairment reversals	(77)	–	(17)	(94)
Disposals	(55)	(105)	(20)	(180)
Exchange and other adjustments	(887)	(76)	(63)	(1,026)
At 31 December 2022	28,392	1,945	978	31,315
Amortisation for year	3,771	75	80	3,926
Impairment charges	434	–	–	434
Disposals	(667)	–	(12)	(679)
Exchange and other adjustments	336	41	27	404
At 31 December 2023	32,266	2,061	1,073	35,400
Amortisation for year	3,761	78	84	3,923
Impairment charges	1,577	3	2	1,582
Impairment reversals	(8)	–	–	(8)
Disposals	(286)	–	(283)	(569)
Exchange and other adjustments	(561)	(13)	(18)	(592)
At 31 December 2024	36,749	2,129	858	39,736
Net book value
At 31 December 2022	38,393	497	417	39,307
At 31 December 2023	36,941	646	502	38,089
At 31 December 2024	35,734	771	672	37,177

Summary of amortisation charges

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2022
Cost of sales	32	–	–	32
Research and development expense	–	30	–	30
Selling, general and administrative expense	3,867	151	76	4,094
Total	3,899	181	76	4,156
Year ended 31 December 2023
Cost of sales	32	–	–	32
Research and development expense	–	28	–	28
Selling, general and administrative expense	3,739	47	80	3,866
Total	3,771	75	80	3,926
Year ended 31 December 2024
Cost of sales	32	1	–	33
Research and development expense	3	22	–	25
Selling, general and administrative expense	3,726	55	84	3,865
Total	3,761	78	84	3,923

Summary of impairment charges

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2022
Research and development expense	95	–	–	95
Selling, general and administrative expense	64	82	(17)	129
Total	159	82	(17)	224
Year ended 31 December 2023
Research and development expense	417	–	–	417
Selling, general and administrative expense	17	–	–	17
Total	434	–	–	434
Year ended 31 December 2024
Research and development expense	1,065	–	–	1,065
Selling, general and administrative expense	504	3	2	509
Total	1,569	3	2	1,574

Summary of significant intangible assets

	Carrying	Remaining
	value	amortisation
	$m	period
C5 franchise (Soliris/Ultomiris) intangible assets arising from the acquisition of Alexion	12,667	3 to 11 years
Intangible assets arising from the acquisition of Acerta Pharma	3,853	8 years
Strensiq, Kanuma intangible assets arising from the acquisition of Alexion	3,221	8 to 14 years
Enhertu intangible assets acquired from Daiichi Sankyo	2,534	9 years
Intangible asset products in development arising from the acquisition of Alexion[1]	1,913	Not amortised
Intangible assets arising from the acquisition of ZS Pharma	1,548	7 years
Intangible asset products in development arising from the acquisition of Fusion[1]	1,161	Not amortised
Intangible asset products in development arising from the acquisition of Gracell[1]	983	Not amortised
Datroway intangible assets acquired from Daiichi Sankyo[1]	974	Not amortised
Baxdrostat intangible asset acquired from CinCor[1]	790	Not amortised
Intangible asset products in development arising from the acquisition of Amolyt[1]	768	Not amortised
Intangible asset products in development arising from the acquisition of Icosavax[1]	639	Not amortised
Airsupra intangible asset	500	10 years
Intangible assets arising from the restructuring of a historical joint venture with MSD	375	2 to 5 years
Monalizumab intangible assets acquired from Innate Pharma[1]	364	Not amortised
Intangible assets arising from the acquisition of Pearl Therapeutics	309	4 to 5 years
Rare disease portfolio assets acquired from Pfizer[1]	300	Not amortised

1	Assets in development are not amortised but are tested annually for impairment.